Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
6.	COMMITMENTS AND CONTINGENCIES
Leases
The Company’s commitments under its operating and finance leases are described in Note 7.
Harvard Agreement
In July 2020, the Company entered into an agreement with the President and Fellows of Harvard College (“Harvard”), for an option fee in the low five digits, whereby Harvard granted the Company an exclusive option to negotiate a worldwide, exclusive, royalty-bearing license under Harvard’s interest in the patent rights covering certain technology that was developed by Harvard. In October 2021, the Company exercised the option and on February 10, 2022, entered into a license agreement (“License Agreement”) with Harvard to conduct research and development activities using certain materials, technology and patent rights owned by Harvard, with the intent to develop, obtain regulatory approval for, and commercialize products. The License Agreement will remain in effect until the expiration of the last valid claim within the patent rights covering a product developed under the License Agreement or the termination of the License Agreement. Management concluded that the acquisition of patents and materials received under the License Agreement represents an asset acquisition of an in-progress
research and development asset without future alternative use; therefore, any consideration paid was expensed.
As consideration for the License Agreement, the Company agreed to pay Harvard a non-refundable
license fee, consisting of a cash payment due in three equal annual installments, in total amounting to $170,000 and 227,486 shares of common stock. The installments became due on July 2, 2022 (“First Payment Due Date”) and the first and second anniversaries of the First Payment Due Date. The first payment of $56,666 was paid in July 2022. The common stock issued to Harvard had a fair value of $0.4 million. Both the cash payment and the issuance of shares were expensed to research and development during the year ended December 31, 2022. The second payment of $56,666 was made in July 2023. The remaining installment amount of $56,668 is due in July 2024.
The Company also will be responsible for payment of (1) annual maintenance fees ranging from the low five digits to the low six digits during the term of the License Agreement (through the first commercial sale of a royalty-bearing product); (2) royalty payments as a percentage in the low single digits of the annual net sales that the Company generates from products that utilize the license technology (“Licensed Products”) and royalty payments as a percentage in the low single digits of the annual net sales that the
Company generates from
know-how
enabled product licenses
(“Know-How
Enabled Products”) and (3) a percentage between
10-20%
of all
non-royalty
income received by the Company under sublicenses, strategic partnerships and know-how
enabled product licenses that utilize the license technology. Subsequent to the first commercial sale of a royalty-bearing product, annual maintenance fees will increase to a low six digits for the remainder of the term of the License Agreement. The royalty term from sales of Licensed Products will terminate on a country-by-country
and
product-by-product
basis on the earlier of (i) the expiration of the patent rights covering the product, expected to be no earlier than May 2041, and (ii) the termination of the License Agreement. The royalty term from sales of
Know-How
Enabled Products will terminate on the earlier of (i) ten years after the first commercial sale of the first
Know-How
Enabled Product and (ii) twelve years after the first commercial sale of the first Licensed Product. There was less than $0.1 million due to Harvard as of March 31, 2024. During the three months ended March 31, 2024 and 2023, the Company paid $0.1 million to Harvard.
Alloy Therapeutics License Agreement
On November 29, 2021, the Company executed a license agreement with Alloy Therapeutics, LLC (“ATX”), whereby the Company will use ATX technology for the purpose of preclinical development, clinical development and commercialization of potential product candidates, for an initial period of three years, with an option to extend the term for an additional two years. The Company will pay ATX a non-refundable
and
non-creditable
annual fee of $0.1 million on each anniversary of the agreement. On November 7, 2022, the Company and ATX amended the agreement and extended the period of payment for the first fee due in May 2023. Additionally, the Company will be responsible for annual partnering fees if the Company decides to pursue clinical development of a product candidate using the ATX technology. The partnering fees may be creditable against future milestone development fees paid by the Company. The Company will also be responsible to pay ATX development milestone payments for the movement of certain product candidates through clinical trials, which range from the low six digits to the low seven digits upon completion of each milestone and amount to $4.8 million in total milestone payments under the license agreement. Provided the Company is able to commercialize a product using ATX technology, the Company will be responsible to pay ATX commercial payments in the low seven digits per year during the first six years of commercial sales, amounting to an amount in the high eight digits in total commercial payments under the license agreement.
During the three months ended March 31, 2024 and 2023, the Company paid $0.1 million and $0 to ATX, respectively.
Adimab Agreement
On May 1, 2023, the Company entered into a discovery agreement with Adimab, LLC (“Adimab”), an antibody discovery company, whereby the Company and Adimab are collaborating on human antibody discovery in accordance with an agreed upon research program. The Company paid an upfront technology access fee totaling $20,000 upon execution of the agreement.
The Company also will be responsible for payment of (1) quarterly funding equal to 100% of the actual full-time employee (“FTE”) expended by Adimab in the performance of its obligations in accordance with the agreed upon research program at an annual rate of $0.4 million per FTE (subject to annual consumer price index increases) per the agreement, (2) delivery fees equal to $0.1 million upon both Adimab’s initial delivery of sequences or physical materials and completion pursuant to the research program (initial and completion fees payable once per target for a total of up to $0.4 million), (3) a non-creditable,
non-refundable
fee of $0.5 million upon the exercise of an option to obtain the licenses and assignments for information discovered during the research program, (4) development milestone payments for the movement of certain product candidates thought clinical trials, which range in the low seven digits, and (5) royalty payments based on the annual net sales that the Company generates from products that utilize Adimab technology. The Company has the right to terminate the agreement if certain criteria are met. As of March 31, 2024, the Company recorded $0.1 million of costs associated with the FTEs in accrued expenses and other current liabilities and $0.1 million of discovery delivery fees in accounts payable.
Indemnification Agreements
In accordance with the Company’s amended and restated certificate of incorporation (“ARCOI”) and certain indemnification agreements, the Company indemnifies certain officers and directors for specified events or occurrences, subject to certain limits, in which the officer or director is or was serving at the Company’s request in such capacity.
The Company enters into certain types of contracts that contingently requires it to indemnify various parties against claims from third parties. These contracts primarily relate to (i) the Company’s bylaws, under which it must indemnify directors and executive officers, and may indemnify other officers and employees, for liabilities arising out of their relationship with the Company, (ii) contracts under which it must indemnify directors and certain officers and consultants for liabilities arising out of their relationship, and (iii) procurement, service or license agreements under which the Company may be required to indemnify vendors, service providers or licensees for certain claims, including claims that may be brought against them arising from the Company’s acts or omissions with respect to the its products, technology, intellectual property or services.
From time to time, the Company may receive indemnification claims under these contracts in the normal course of business. In the event that one or more of these matters were to result in a claim against the Company, an adverse outcome, including a judgment or settlement, may cause a material adverse effect on future business, operating results or financial condition. It is not possible to estimate the maximum amount potentially payable under these contracts since there is no history of prior indemnification claims and the unique facts and circumstances involved in each particular claim will be determinative.
As of March 31, 2024 and December 31, 2023, the Company did not have any liabilities or other commitments related to indemnification claims.

6.	COMMITMENTS AND CONTINGENCIES
Leases
The Company’s commitments under its operating and finance leases are described in Note 7.
University of Texas Research Agreement
The Company executed a research agreement with the University of Texas, whereby the Company and the University of Texas are conducting joint research activities in accordance with an agreed upon research program. An upfront fee of $25,000 was paid upon execution of the agreement in 2020, with the remaining balance due in two payments of $37,500 each. The first payment was due upon the completion of the joint research activities and the second due upon the receipt of the final research report by the Company. The agreement was terminated on June 30, 2022.
During the year ended December 31, 2022, the Company did not pay any amounts to the University of Texas under this agreement because the joint research activities were not completed before the research agreement terminated.
Harvard Agreement
In July 2020, the Company entered into an agreement with the President and Fellows of Harvard College (“Harvard”), for an option fee in the low five digits, whereby Harvard granted the Company an exclusive option to negotiate a worldwide, exclusive, royalty-bearing license under Harvard’s interest in the patent rights covering certain technology that was developed by Harvard. In October 2021, the Company exercised the option and on February 10, 2022, entered into a license agreement (“License Agreement”) with Harvard to conduct research and development activities using certain materials, technology and patent rights owned by Harvard, with the intent to develop, obtain regulatory approval for, and commercialize products. The License Agreement will remain in effect until the expiration of the last valid claim within the patent rights covering a product developed under the License Agreement or the termination of the License Agreement. Management concluded that the acquisition of patents and materials received under the License Agreement represents an asset acquisition of an in-progress
research and development asset without future alternative use; therefore, any consideration paid were expensed.
As consideration for the License Agreement, the Company agreed to pay Harvard a non-refundable
license fee, consisting of a cash payment due in three equal annual installments, in total amounting to $170,000 and 227,486 shares of common stock. The installments became due on July 2, 2022 (“First Payment Due Date”) and the first and second anniversaries of the First Payment Due Date. The first payment of $56,666 was paid in July 2022. The common stock issued to Harvard had a fair value of $0.4 million. Both the cash payment and the issuance of shares were expensed to research and development during the year ended December 31, 2022. The second payment of $56,666 was made in July 2023.
The Company also will be responsible for payment of (1) annual maintenance fees ranging from the low five digits to the low six digits during the term of the License Agreement (through the first commercial sale of a royalty-bearing product); (2) royalty payments as a percentage in the low single digits of the annual net sales that the Company generates from products that utilize the license technology (“Licensed Products”) and royalty payments as a percentage in the low single digits of the annual net sales that the Company generates from know-how
enabled product licenses
(“Know-How
Enabled Products”) and (3) a percentage between
10-20%
of all
non-royalty
income received by the Company under sublicenses, strategic partnerships and know-how
enabled product licenses that utilize the license technology. Subsequent to the first commercial sale of a royalty-bearing product, annual maintenance fees will increase to a low six digits for the remainder of the term of the License Agreement. The royalty term from sales of Licensed Products will terminate on a country-by-country
and
product-by-product
basis on the earlier of (i) the expiration of the patent rights covering the product, expected to be no earlier than May 2041, and (ii) the termination of the License Agreement. The royalty term from sales of
Know-How
Enabled Products will terminate on the earlier of (i) ten years after the first commercial sale of the first
Know-How
Enabled Product and (ii) twelve years after the first commercial sale of the first Licensed Product. There was less than $0.1 million due to Harvard as of December 31, 2023.
Alloy Therapeutics License Agreement
On November 29, 2021, the Company executed a license agreement with Alloy Therapeutics, LLC (“ATX”), whereby the Company will use ATX technology for the purpose of preclinical development, clinical development and commercialization of potential product candidates, for an initial period of three years, with an option to extend the term for an additional two years. The Company will pay ATX a non-refundable
and
non-creditable
annual fee of $0.1 million on each anniversary of the agreement. On November 7, 2022, the Company and ATX amended the agreement and extended the period of payment for the first fee due in May 2023. Additionally, the Company will be responsible for annual partnering fees if the Company decides to pursue clinical development of a product candidate using the ATX technology. The partnering fees may be creditable against future milestone development fees paid by the Company. The Company will also be responsible to pay ATX development milestone payments for the movement of certain product candidates through clinical trials, which range from the low six digits to the low seven digits upon completion of each milestone and amount to $4.8 million in total milestone payments under the license agreement. Provided the Company is able to commercialize a product using ATX technology, the Company will be responsible to pay ATX commercial payments in the low seven digits per year during the first six years of commercial sales, amounting to an amount in the high eight digits in total commercial payments under the license agreement.
During the years ended December 31, 2023 and 2022, the Company paid $0.1 million and zero to ATX, respectively.
Adimab Agreement
On May 1, 2023, the Company entered into a discovery agreement with Adimab, LLC (“Adimab”), an antibody discovery company, whereby the Company and Adimab are collaborating on human antibody discovery in accordance with an agreed upon research program. The Company paid an upfront technology access fee totaling $20,000 upon execution of the agreement.
The Company also will be responsible for payment of (1) quarterly funding equal to 100% of the actual full-time employee (“FTE”) expended by Adimab in the performance of its obligations in accordance with the agreed upon research program at an annual rate of $0.4 million per FTE (subject to annual consumer price index increases) per the agreement, (2) delivery fees equal to $0.1 million upon both Adimab’s initial delivery of sequences or physical materials and completion pursuant to the research program (initial and completion fees payable once per target for a total of up to $0.4 million), (3) a non-creditable,
non-refundable
fee of $0.5 million upon the exercise of an option to obtain the licenses and assignments for information discovered during the research program, (4) development milestone payments for the movement of certain product candidates thought clinical trials, which range in the low seven digits, and (5) royalty payments based on the annual net sales that the Company generates from products that utilize Adimab technology. The Company has the right to terminate the agreement if certain criteria are met. During the year ended December 31, 2023, the Company incurred $0.1 million of costs associated with the FTEs.
Indemnification Agreements
In accordance with the Company’s amended and restated certificate of incorporation (“ARCOI”) and certain indemnification agreements, the Company indemnifies certain officers and directors for specified events or occurrences, subject to certain limits, in which the officer or director is or was serving at the Company’s request in such capacity.
The Company enters into certain types of contracts that contingently requires it to indemnify various parties against claims from third parties. These contracts primarily relate to (i) the Company’s bylaws, under which it must indemnify directors and executive officers, and may indemnify other officers and employees, for liabilities arising out of their relationship with the Company, (ii) contracts under which it must indemnify directors and certain officers and consultants for liabilities arising out of their relationship, and (iii) procurement, service or license agreements under which the Company may be required to indemnify vendors, service providers or licensees for certain claims, including claims that may be brought against them arising from the Company’s acts or omissions with respect to the its products, technology, intellectual property or services.
From time to time, the Company may receive indemnification claims under these contracts in the normal course of business. In the event that one or more of these matters were to result in a claim against the Company, an adverse outcome, including a judgment or settlement, may cause a material adverse effect on future business, operating results or financial condition. It is not possible to estimate the maximum amount potentially payable under these contracts since there is no history of prior indemnification claims and the unique facts and circumstances involved in each particular claim will be determinative.

As of December 31, 2023 and 2022, the Company did not have any liabilities or other commitments related to indemnification claims.